Share Capital and Other Components of Equity - Additional Information (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2022 $ / shares	Sep. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote VotingRight $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 01, 2022 shares	Feb. 17, 2022 USD ($)	Dec. 31, 2019 shares
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares					93,397,985			81,450,326
Proceeds from the issuance of common shares, net of expenses				$ 0	$ 425,350,000
Quarterly dividends declared per share | $ / shares	$ 0.27
Common Shares
Share Capital And Other Components Of Equity [Line Items]
Common stock voting rights (vote per share) | Vote				1
Number of shares issued | shares				92,152,893	93,397,985			81,450,326
Excess of purchase price charged to retained earnings as share repurchase premium				$ 174,700,000	$ 26,000,000.0
Quarterly dividends declared per share | $ / shares				$ 0.96	$ 0.80
Dividend payables				$ 89,100,000	$ 72,700,000
Dividend payable of record date				Mar. 31, 2022
Dividend payable date				Apr. 15, 2022
Common Shares | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Number of shares repurchased and cancelled | shares				1,000,000
Number of shares repurchased | shares				2,157,862	1,542,155
Weighted average price per share repurchased common shares | $ / shares				$ 91.83	$ 24.64
Total purchase price of common shares				$ 198,200,000	$ 38,000,000.0
Common Shares | Events After Reporting Period
Share Capital And Other Components Of Equity [Line Items]
Dividend payables							$ 24,700,000
Common Shares | Events After Reporting Period | Normal Course Issuer Bid
Share Capital And Other Components Of Equity [Line Items]
Authorized to repurchase for cancellation of shares | shares						7,000,000
Common Shares | Initial Public Offering (IPO)
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares			6,900,000
Shares issued, price per share | $ / shares			$ 33.35
Proceeds from the issuance of common shares, net of expenses			$ 230,115,000
Share issuance costs			13,200,000
Share issuance costs, recorded			12,600,000
Share issuance costs, recognized			$ 600,000
Common Shares | Common Share Offering
Share Capital And Other Components Of Equity [Line Items]
Number of shares issued | shares		5,060,000
Shares issued, price per share | $ / shares		$ 43.25
Proceeds from the issuance of common shares, net of expenses		$ 218,845,000
Share issuance costs		11,000,000.0
Share issuance costs, recorded		$ 11,000,000.0
Preference Shares
Share Capital And Other Components Of Equity [Line Items]
Number of voting rights | VotingRight				0
Number of shares issued | shares				0
Number of shares outstanding | shares				0